Issued Share Capital - Schedule of Issued Share Capital (Details) - Share capital € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€) shares
Issued share capital
Beginning of financial year (in shares)	311,409,000
End of financial year (in shares)	350,957,000
Beginning of financial year | €	€ 41,838
First issue for capital increase 2023
Issued share capital
Issued for capital increase (in shares)	113,809,000
Issued for capital increase | €	€ 15,263
First issue for capital increase 2024
Issued share capital
Issued for capital increase (in shares)	39,520,000
Issued for capital increase | €	€ 5,302
Second issue for capital increase 2024
Issued share capital
Issued for capital increase (in shares)	28,000
Issued for capital increase | €	€ 4